Nonfinancial assets and liabilities (Details) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Non-current Other Non-financial Assets	$ 344,226	$ 730,724
Other Non-financial Assets	2,353,292	1,359,017
Others
Statement [Line Items]
Other Non-financial Assets	49,536	54,492
Tax Credits
Statement [Line Items]
Non-current Other Non-financial Assets	62,648	432,172
Other Non-financial Assets	1,085,901	949,785
Income Tax Credits
Statement [Line Items]
Non-current Other Non-financial Assets	277,067	291,743
Prepayments to Vendors
Statement [Line Items]
Non-current Other Non-financial Assets	4,511	6,809
Upfront Payments of Inventories purchases
Statement [Line Items]
Other Non-financial Assets	73,361	178,664
Prepayment Insurance
Statement [Line Items]
Other Non-financial Assets	$ 1,144,494	$ 176,076